Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000024676 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000024676 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024676 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024676 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024676 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024676 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024676 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024676 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000024676 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000024676 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024676 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024675 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000024675 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024675 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024675 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024675 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024675 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024675 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024675 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000024675 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000024675 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024675 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%